STOCK OPTIONS (TABLES)	12 Months Ended
Mar. 31, 2015
Stock Option [Abstract]
Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]
A summary of stock option activity during the years ended March 31, 2013, 2014 and 2015 is as follows:

			Weighted	Weighted
		Weighted	average	average
	Number of	average	fair value	remaining
	stock	exercise	per stock	contractual
	options	price	option	life (years)
		$	$

Outstanding as of April 1, 2012	80,000	3.29	1.07	0.98
Lapsed/cancelled	(55,000)	4.03	1.12

Outstanding as of March 31, 2013 and 2014	25,000	1.65	0.95	1.61
Exercised	(18,000)	1.65	0.95
Lapsed/cancelled	(7,000)	1.65	0.95

Outstanding as of March 31, 2015	-	-	-	-